Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 20, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2024
Document Effective Date	Aug. 20, 2024
Prospectus Date	Aug. 20, 2024
Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100 ETF
Prospectus:
Trading Symbol	QHDG